Summary of Significant Accounting Policies (Details) - Schedule of Class A Ordinary Shares Subject to Possible Redemption - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Gross proceeds	$ 178,532,948	$ 175,950,000	$ 172,500,000
Plus:
Remeasurement of carrying value to redemption value	1,940,343	2,582,948
Redemption of Class A ordinary shares	(159,340,179)		17,847,202
Class A ordinary shares subject to possible redemption	$ 21,133,112	$ 178,532,948	$ 175,950,000